Investments and fair value measurements - Summary of Held-to-Maturity Debt Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	$ 84,181	$ 65,406	$ 18,892
Unrealized Gains	1,011	1,048	58
Unrealized Losses	(52)	(53)	(5)
Fair Value	85,140	66,401	18,945
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	77,355	57,651	11,744
Unrealized Gains	995	994	55
Unrealized Losses	(51)	(53)	(2)
Fair Value	78,299	58,592	11,797
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	6,589	7,519	6,861
Unrealized Gains	16	54	3
Unrealized Losses	(1)	0	(3)
Fair Value	6,604	7,573	6,861
Certificate of deposits
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	237	236	287
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	$ 237	$ 236	$ 287